1933 File No. 333-59745
                                Investment Company Act of 1940 File No. 811-8895


                         ING HIGH YIELD OPPORTUNITY FUND
                             ING STRATEGIC BOND FUND

                        SUPPLEMENT DATED FEBRUARY 5, 2003
                             TO THE CLASSES ABC & T
                          FIXED INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002


     Effective immediately, the section entitled "Management of the Funds- High Yield Opportunity Fund" on page 31 and "Management of the Funds- Strategic Bond Fund" on pages 31 and 32 of the prospectus is amended to read:

HIGH YIELD OPPORTUNITY FUND AND STRATEGIC BOND FUND

These Funds are managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                       Securities Act of 1933 File No. 333-59745
                                Investment Company Act of 1940 File No. 811-8895


                         ING HIGH YIELD OPPORTUNITY FUND
                             ING STRATEGIC BOND FUND

                        SUPPLEMENT DATED FEBRUARY 5, 2003
                                 TO THE CLASS Q
                          FIXED INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002


     Effective immediately, the section entitled "Management of the Funds- High Yield Opportunity Fund" and "Management of the Funds- Strategic Bond Fund" on page 16 of the prospectus is amended to read:

HIGH YIELD OPPORTUNITY FUND AND STRATEGIC BOND FUND

These Funds are managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE